ACCRUED LIABILITIES (Details) - USD ($)			1 Months Ended
	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Line Items]
Total accrued liabilities				$ 65,519	$ 6,150
OLD PlayStudios, Inc.
Accrued Liabilities [Line Items]
MGM Profit Share Buyout				20,000,000	20,000,000
Accrued payroll and vacation				5,847,000	4,860,000	$ 2,915,000
Accrued royalties					100,000	1,389,000
Other accruals					2,657,000	1,013,000
Accrued advertising					534,000	297,000
Income taxes payable					655,000	707,000
Accrued property and equipment					283,000	196,000
Total accrued liabilities				$ 32,612,000	$ 29,089,000	$ 6,517,000
OLD PlayStudios, Inc. | MGM | Marketing Agreement
Accrued Liabilities [Line Items]
One time payment to related party	$ 20,000,000	$ 20,000,000	$ 20,000,000
Threshold Period for one time payment to related party		2 years	2 years